Investment Strategy - AOT Growth and Innovation ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Diversification StatusEffective January 20, 2026, the following sentence is added to the section entitled “Principal Investment Strategies” on pages 1-2 of the Summary Prospectus and Prospectus:
Strategy Narrative [Text Block]	The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a fewer number of issuers.